Assets and liabilities held for sale and discontinued operations - Schedule Of Assets Held For Sale (Details) - USD ($)		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale		$ 0
Assets sold from assets held for sale		0	$ 0	$ (24,195,000)
(Expected) Loss		0	0	0
Asset Held For Sale		0	0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale	$ 24,195,000	0	24,195,000	89,000,000
(Estimated) Sale price	0	0	0	0
Assets sold from assets held for sale		0	0	(24,195,000)
(Expected) Gain	0		13,821,000	15,886,000	$ 0
(Expected) Loss	0		0	0	0
(Estimated) Sale price			0	0	0
Asset Held For Sale		0	0	24,195,000	89,000,000
Tankers | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale	24,195,000	0	24,195,000
Asset Held For Sale		0	0	24,195,000
FSO | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale	0	0	0
Asset Held For Sale		0	0	0
Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale	$ 0	$ 0	0	0
Asset Held For Sale			0	0	$ 0
Antarctica | Assets sold from assets held for sale | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale, estimated sales price				91,065,000
Assets sold from assets held for sale				89,000,000
(Expected) Gain				2,065,000
(Expected) Loss				0
Antarctica | Book Value | Assets sold from assets held for sale | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale				(89,000,000)
Famenne | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain			13,800,000
Famenne | Assets transferred to assets held for sale | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale, estimated sales price				38,016,000
Assets transferred to assets held for sale				24,195,000
(Expected) Gain				13,821,000
(Expected) Loss				0
Famenne | Assets sold from assets held for sale | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale, estimated sales price			38,016,000
Assets sold from assets held for sale			24,195,000
(Expected) Gain			13,821,000
(Expected) Loss			0
Famenne | Book Value | Assets transferred to assets held for sale | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale				$ 24,195,000
Famenne | Book Value | Assets sold from assets held for sale | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale			$ (24,195,000)